Group - Statement of Cash Flows - Parenthetical (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Statement of cash flows [abstract]
Bank overdraft	$ 5	$ 2	$ 0